Offsetting financial liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	₩ 60,536,347	₩ 43,828,608
Gross amounts of recognized financial liabilities set off in the statement of financial position	31,904,191	25,103,629
Net amounts of financial liabilities presented in the statement of financial position	28,632,156	18,724,979
Related amounts not set off in the statement of financial position (Financial instruments)	18,653,100	15,591,912
Related amounts not set off in the statement of financial position (Cash collateral received)	0	467,195
Net amount	9,979,056	2,665,872
Derivatives and other financial instruments
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	17,821,201	8,803,955
Gross amounts of recognized financial liabilities set off in the statement of financial position	1,535,614	616,774
Net amounts of financial liabilities presented in the statement of financial position	16,285,587	8,187,181
Related amounts not set off in the statement of financial position (Financial instruments)	6,378,052	5,058,660
Related amounts not set off in the statement of financial position (Cash collateral received)	0	467,195
Net amount	9,907,535	2,661,326
Bonds sold under repurchase agreements
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	9,057,138	8,082,626
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	9,057,138	8,082,626
Related amounts not set off in the statement of financial position (Financial instruments)	9,057,138	8,082,626
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	0	0
Securities borrowed
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	1,450,877	1,490,765
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	1,450,877	1,490,765
Related amounts not set off in the statement of financial position (Financial instruments)	1,450,877	1,490,765
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	0	0
Domestic exchange settlement pending
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	32,202,236	25,448,312
Gross amounts of recognized financial liabilities set off in the statement of financial position	30,367,425	24,486,360
Net amounts of financial liabilities presented in the statement of financial position	1,834,811	961,952
Related amounts not set off in the statement of financial position (Financial instruments)	1,763,331	957,406
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	71,480	4,546
Payable from purchase of securities
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	1,519	500
Gross amounts of recognized financial liabilities set off in the statement of financial position	1,152	495
Net amounts of financial liabilities presented in the statement of financial position	367	5
Related amounts not set off in the statement of financial position (Financial instruments)	326	5
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	41	0
Insurance payables
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	3,376	2,450
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	3,376	2,450
Related amounts not set off in the statement of financial position (Financial instruments)	3,376	2,450
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	₩ 0	₩ 0